UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares Large Cap Deep Quarterly Laddered ETF (formerly, iShares Large
Cap Deep Buffer ETF)
iShares Large Cap Moderate Quarterly Laddered ETF (formerly, iShares Large
Cap Moderate Buffer ETF)
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
07/31/2026
Date of reporting period:
01/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

iShares Large Cap Moderate Quarterly Laddered ETF

IVVM | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Large Cap Moderate Quarterly Laddered ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Quarterly Laddered ETF	$25(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$144,488,793
Number of Portfolio Holdings	12
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.3%
Purchased Put Options	1.9%
Futures	0.0	%(a)
Written Call Options	(0.7)%
Written Put Options	(0.9)%
Money Market Funds	0.5%
Liabilities in excess of other assets	(0.1)
(a)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Moderate Quarterly Laddered ETF
Semi-Annual Shareholder Report — January 31, 2026
IVVM-01/26-SAR

iShares Large Cap Deep Quarterly Laddered ETF

IVVB | Cboe BZX Exchange

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Large Cap Deep Quarterly Laddered ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Quarterly Laddered ETF	$25(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$128,593,804
Number of Portfolio Holdings	12
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.4%
Purchased Put Options	0.9%
Futures	0.0	%(a)
Written Put Options	(0.3)%
Written Call Options	(0.5)%
Money Market Funds	0.5%
Liabilities in excess of other assets	(0.0	)(b)
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Deep Quarterly Laddered ETF
Semi-Annual Shareholder Report — January 31, 2026
IVVB-01/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

1

JANUARY 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II

•	iShares Large Cap Moderate Quarterly Laddered ETF | IVVM | Cboe BZX Exchange
•	iShares Large Cap Deep Quarterly Laddered ETF | IVVB | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, The Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) January 31, 2026	iShares® Large Cap Moderate Quarterly Laddered ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 99.3%
iShares Core S&P 500 ETF(a)(b)	206,400	$143,454,192

Total Long-Term Investments — 99.3% (Cost: $127,352,740)		143,454,192

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(c)	760,143	760,143

Total Short-Term Securities — 0.5% (Cost: $760,143)		760,143

Options Purchased — 1.9% (Cost: $3,734,169)		2,711,569

Total Investments Before Options Written — 101.7% (Cost: $131,847,052)		146,925,904

Options Written — (1.6)% (Premiums Received: $(3,330,089))		(2,343,651)

Total Investments Net of Options Written — 100.1% (Cost: $128,516,963)		144,582,253

Liabilities in Excess of Other Assets — (0.1)%		(93,460)

Net Assets — 100.0%		$144,488,793

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$308,378	$451,765	(a)	$—	$—	$—	$760,143	760,143	$9,891	$—
iShares Core S&P 500 ETF	107,869,510	41,938,105		(18,006,446)	3,631,261	8,021,762	143,454,192	206,400	879,272	—

					$3,631,261	$8,021,762	$144,214,335		$889,163	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts Micro E-Mini S&P 500 Index	26	03/20/26	$906	$9,952

4	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Large Cap Moderate Quarterly Laddered ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	692	03/02/26	USD	686.88	USD	48,096	$559,607
iShares Core S&P 500 ETF	692	04/01/26	USD	684.94	USD	48,096	856,052
iShares Core S&P 500 ETF	693	05/01/26	USD	695.03	USD	48,166	1,295,910

							$2,711,569

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	692	03/02/26	USD	725.21	USD	48,096	$(75,449)
iShares Core S&P 500 ETF	692	04/01/26	USD	717.00	USD	48,096	(464,892)
iShares Core S&P 500 ETF	693	05/01/26	USD	731.87	USD	48,166	(447,678)

							$(988,019)

Put
iShares Core S&P 500 ETF	692	03/02/26	USD	652.54	USD	48,096	(199,289)
iShares Core S&P 500 ETF	692	04/01/26	USD	650.69	USD	48,096	(429,386)
iShares Core S&P 500 ETF	693	05/01/26	USD	660.28	USD	48,166	(726,957)

							$(1,355,632)

							$(2,343,651)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$	N/A	$(3,330,089)	$1,017,888	$(31,450)	$(2,343,651)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$9,952	$—	$—	$—	$9,952
Options purchased Investments at value — unaffiliated(b)	—	—	2,711,569	—	—	—	2,711,569

	$—	$—	$2,721,521	$—	$—	$—	$2,721,521

Liabilities — Derivative Financial Instruments
Options written Options written at value	$—	$—	$2,343,651	$—	$—	$—	$2,343,651

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Large Cap Moderate Quarterly Laddered ETF

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$70,803	$—	$—	$—	$70,803
Options purchased(a)(b)	—	—	(6,962,458)	—	—	—	(6,962,458)
Options written(a)	—	—	3,285,566	—	—	—	3,285,566

	$—	$—	$(3,606,089)	$—	$—	$—	$(3,606,089)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(15,477)	$—	$—	$—	$(15,477)
Options purchased(c)	—	—	168,739	—	—	—	168,739
Options written	—	—	236,838	—	—	—	236,838

	$—	$—	$390,100	$—	$—	$—	$390,100

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$865,214
Options:
Average value of option contracts purchased	2,600,919
Average value of option contracts written	2,673,835

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$143,454,192	$—	$—	$143,454,192
Short-Term Securities
Money Market Funds	760,143	—	—	760,143
Options Purchased
Equity Contracts	2,711,569	—	—	2,711,569

	$146,925,904	$—	$—	$146,925,904

Derivative Financial Instruments(a)
Assets
Equity Contracts	$9,952	$—	$—	$9,952
Liabilities
Equity Contracts	(2,343,651)	—	—	(2,343,651)

	$(2,333,699)	$—	$—	$(2,333,699)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

6	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) January 31, 2026	iShares® Large Cap Deep Quarterly Laddered ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 99.4%
iShares Core S&P 500 ETF(a)(b)	183,850	$127,781,265

Total Long-Term Investments — 99.4% (Cost: $110,755,258)		127,781,265

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(c)	677,068	677,068

Total Short-Term Securities — 0.5% (Cost: $677,068)		677,068

Options Purchased — 0.9% (Cost: $1,833,133)		1,225,490

Total Investments Before Options Written — 100.8% (Cost: $113,265,459)		129,683,823

Options Written — (0.8)% (Premiums Received: $(1,473,511))		(1,039,601)

Total Investments Net of Options Written — 100.0% (Cost: $111,791,948)		128,644,222

Liabilities in Excess of Other Assets — (0.0)%		(50,418)

Net Assets — 100.0%		$128,593,804

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$759,341	$—	$(82,273	)(a)	$—	$—	$677,068	677,068	$14,270	$—
iShares Core S&P 500 ETF	235,611,390	23,503,403	(144,789,307)		19,623,007	(6,167,228)	127,781,265	183,850	809,741	—

					$19,623,007	$(6,167,228)	$128,458,333		$824,011	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts Micro E-Mini S&P 500 Index	23	03/20/26	$801	$8,804

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Large Cap Deep Quarterly Laddered ETF

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Put
iShares Core S&P 500 ETF	617	03/03/26	USD	652.54	USD	42,883	$184,471
iShares Core S&P 500 ETF	617	04/02/26	USD	650.69	USD	42,883	386,211
iShares Core S&P 500 ETF	616	05/04/26	USD	660.28	USD	42,814	654,808

							$1,225,490

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
iShares Core S&P 500 ETF	617	03/03/26	USD	728.09	USD	42,883	$(53,247)
iShares Core S&P 500 ETF	617	04/02/26	USD	721.24	USD	42,883	(337,937)
iShares Core S&P 500 ETF	616	05/04/26	USD	737.01	USD	42,814	(325,248)

							$(716,432)

Put
iShares Core S&P 500 ETF	617	03/03/26	USD	549.50	USD	42,883	(24,489)
iShares Core S&P 500 ETF	617	04/02/26	USD	547.95	USD	42,883	(76,304)
iShares Core S&P 500 ETF	616	05/04/26	USD	556.02	USD	42,814	(222,376)

							$(323,169)

							$(1,039,601)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (1,473,511)	$ 457,143	$ (22,144)	$ (1,039,601)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,804	$—	$—	$—	$8,804
Options purchased
Investments at value — unaffiliated(b)	—	—	1,225,490	—	—	—	1,225,490

	$—	$—	$1,234,294	$—	$—	$—	$1,234,294

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$1,039,601	$—	$—	$—	$1,039,601

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

8	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Large Cap Deep Quarterly Laddered ETF

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$116,552	$—	$—	$—	$116,552
Options purchased(a)(b)	—	—	(4,883,636)	—	—	—	(4,883,636)
Options written(a)	—	—	61,927	—	—	—	61,927

	$—	$—	$(4,705,157)	$—	$—	$—	(4,705,157)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(53,677)	$—	$—	$—	$(53,677)
Options purchased(c)	—	—	1,050,947	—	—	—	1,050,947
Options written	—	—	238,251	—	—	—	238,251

	$—	$—	$1,235,521	$—	$—	$—	$1,235,521

(a)	Includes activity from In-kind redemptions.
(b)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(c)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:

Average notional value of contracts — long	$727,046
Options:
Average value of option contracts purchased	1,168,211
Average value of option contracts written	1,275,214

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$127,781,265	$—	$—	$127,781,265
Short-Term Securities
Money Market Funds	677,068	—	—	677,068
Options Purchased
Equity Contracts	1,225,490	—	—	1,225,490

	$129,683,823	$—	$—	$129,683,823

Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,804	$—	$—	$8,804
Liabilities
Equity Contracts	(1,039,601)	—	—	(1,039,601)

	$(1,030,797)	$—	$—	$(1,030,797)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statements of Assets and Liabilities (unaudited)

January 31, 2026

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF

ASSETS
Investments, at value — unaffiliated(a)	$2,711,569	$1,225,490
Investments, at value — affiliated(b)	144,214,335	128,458,333
Cash	334	117
Cash pledged:
Futures contracts	66,000	58,000
Receivables:
Investments sold	1,223,878	606,083
Dividends — affiliated	1,758	1,876

Total assets	148,217,874	130,349,899

LIABILITIES
Options written, at value(c)	2,343,651	1,039,601
Payables:
Investments purchased	1,311,021	661,694
Capital shares redeemed	12,783	—
Investment advisory fees	58,116	51,695
Variation margin on futures contracts	3,510	3,105

Total liabilities	3,729,081	1,756,095

Commitments and contingent liabilities
NET ASSETS	$144,488,793	$128,593,804

NET ASSETS CONSIST OF:
Paid-in capital	$128,514,541	$97,417,833
Accumulated earnings	15,974,252	31,175,971

NET ASSETS	$144,488,793	$128,593,804

NET ASSET VALUE
Shares outstanding	4,120,000	3,840,000

Net asset value	$35.07	$33.49

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$3,734,169	$1,833,133
(b) Investments, at cost — affiliated	$128,112,883	$111,432,326
(c) Premiums received	$3,330,089	$1,473,511

See notes to financial statements.

10	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended January 31, 2026

	iShares Large Cap Moderate Quarterly Laddered ETF	iShares Large Cap Deep Quarterly Laddered ETF

INVESTMENT INCOME
Dividends — affiliated	$889,163	$824,011
Interest — unaffiliated	2,522	10,796

Total investment income	891,685	834,807

EXPENSES
Investment advisory	336,882	329,940
Interest expense	204	—

Total expenses	337,086	329,940

Less:
Investment advisory fees waived	(20,358)	(19,975)

Total expenses after fees waived	316,728	309,965

Net investment income	574,957	524,842

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,543)	(68,340)
Investments — affiliated	79,728	194,794
Options written	2,638	(16,049)
Futures contracts	70,803	116,552
In-kind redemptions — unaffiliated(a)	(3,670,985)	(4,737,319)
In-kind redemptions — affiliated(a)	3,551,533	19,428,213

	25,174	14,917,851

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	168,739	1,050,027
Investments — affiliated	8,021,762	(6,167,228)
Options written	236,838	237,162
Futures contracts	(15,477)	(53,677)

	8,411,862	(4,933,716)

Net realized and unrealized gain	8,437,036	9,984,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,011,993	$10,508,977

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	11

Statements of Changes in Net Assets

	iShares Large Cap Moderate Quarterly Laddered ETF			iShares Large Cap Deep Quarterly Laddered ETF
	Six Months Ended 01/31/26 (unaudited)		Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)		Year Ended 07/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$574,957		$663,263	$524,842		$1,636,754
Net realized gain	25,174		6,983,755	14,917,851		1,316,497
Net change in unrealized appreciation (depreciation)	8,411,862		2,491,709	(4,933,716)		15,998,355

Net increase in net assets resulting from operations	9,011,993		10,138,727	10,508,977		18,951,606

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,008,107	)(b)	(523,881)	(1,571,140	)(b)	(754,426)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	28,393,534		51,921,544	(115,994,328)		151,454,159

NET ASSETS
Total increase (decrease) in net assets	36,397,420		61,536,390	(107,056,491)		169,651,339
Beginning of period	108,091,373		46,554,983	235,650,295		65,998,956

End of period	$144,488,793		$108,091,373	$128,593,804		$235,650,295

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Large Cap Moderate Quarterly Laddered ETF
	Six Months Ended 01/31/26 (unaudited)		Year Ended 07/31/25		Year Ended 07/31/24		Period From 06/28/23(a) to 07/31/23

Net asset value, beginning of period	$32.95		$29.10		$25.74		$25.03

Net investment income (loss)(b)	0.15		0.26		0.13		(0.01)
Net realized and unrealized gain(c)	2.21		3.78		3.23		0.72

Net increase from investment operations	2.36		4.04		3.36		0.71

Distributions(d)
From net investment income	(0.22	)(e)	(0.18)		—		—
From net realized gain	(0.02)		(0.01)		—		—

Total distributions	(0.24)		(0.19)		—		—

Net asset value, end of period	$35.07		$32.95		$29.10		$25.74

Total Return(f)
Based on net asset value	7.14	%(g)	13.96%		13.02%		2.84	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.50	%(i)	0.50%		0.51%		0.50	%(i)

Total expenses after fees waived	0.47	%(i)	0.47%		0.48%		0.50	%(i)

Net investment income (loss)	0.85	%(i)	0.84%		0.46%		(0.48	)%(i)

Supplemental Data
Net assets, end of period (000)	$144,489		$108,091		$46,555		$11,328

Portfolio turnover rate	1	%(j)	0	%(j)(k)	0	%(j)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions. (k) Rounds to less than 0.5%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Large Cap Deep Quarterly Laddered ETF
	Six Months Ended 01/31/26 (unaudited)		Year Ended 07/31/25		Year Ended 07/31/24		Period From 06/28/23(a) to 07/31/23

Net asset value, beginning of period	$31.50		$28.95		$25.82		$25.03

Net investment income (loss)(b)	0.13		0.32		0.12		(0.01)
Net realized and unrealized gain(c)	2.26		2.50		3.01		0.80

Net increase from investment operations	2.39		2.82		3.13		0.79

Distributions from net investment income(d)	(0.40	)(e)	(0.27)		—		—

Net asset value, end of period	$33.49		$31.50		$28.95		$25.82

Total Return(f)
Based on net asset value	7.59	%(g)	9.78%		12.10%		3.16	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.50	%(i)	0.51%		0.51%		0.50	%(i)

Total expenses after fees waived	0.47	%(i)	0.48%		0.49%		0.50	%(i)

Total expenses after fees waived and excluding interest expense	0.47	%(i)	0.47%		0.49%		0.50	%(i)

Net investment income (loss)	0.80	%(i)	1.06%		0.46%		(0.48	)%(i)

Supplemental Data
Net assets, end of period (000)	$128,594		$235,650		$65,999		$12,394

Portfolio turnover rate	1	%(j)	1	%(j)	0	%(j)(k)	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Rounds to less than 0.5%.

See notes to financial statements.

14	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

Fund Name	Herein Referred To As	Diversification Classification
iShares Large Cap Moderate Quarterly Laddered ETF(a)	Large Cap Moderate Quarterly Laddered	Non-diversified
iShares Large Cap Deep Quarterly Laddered ETF(b)	Large Cap Deep Quarterly Laddered	Non-diversified

(a)	Formerly known as the iShares Large Cap Moderate Buffer ETF.
(b)	Formerly known as the iShares Large Cap Deep Buffer ETF.

Each Fund seeks to achieve its investment objective by investing primarily in iShares Core S&P 500 ETF (“Core S&P 500”). The unaudited Schedule of Investments and Statement of Assets and Liabilities as of January 31, 2026 for Core S&P 500 are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. Core S&P 500’s audited financial statements as of March 31, 2025 are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Flexible Exchange Options (“FLEX Options”) are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Options. FLEX Options provide the Funds with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds invest are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Funds are listed on the

16	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Chicago Board Options Exchange (“CBOE”). Although each Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.

The Funds will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the purchaser (holder) of the option the right (but not the obligation) to sell, and obligates the seller (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

Fund Name	Investment Advisory Fees
Large Cap Moderate Quarterly Laddered	0.50%
Large Cap Deep Quarterly Laddered	0.50%

Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Amounts Waived
Large Cap Moderate Quarterly Laddered	$20,358
Large Cap Deep Quarterly Laddered	19,975

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends—affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

Fund Name	Purchases	Sales
Large Cap Moderate Quarterly Laddered	$41,938,105	$679,099
Large Cap Deep Quarterly Laddered	23,503,402	1,580,935

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2026, in-kind transactions were as follows:

Fund Name	In-kind Purchases	In-kind Sales
Large Cap Moderate Quarterly Laddered	$—	$17,327,346
Large Cap Deep Quarterly Laddered	—	143,208,373

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of July 31, 2025, Large Cap Deep Quarterly Laddered had non-expiring capital loss carryforwards available to offset future realized capital gains of $500,553.

As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Moderate Quarterly Laddered	$131,847,599	$17,128,745	$(1,054,050)	$16,074,695
Large Cap Deep Quarterly Laddered	113,265,459	17,491,748	(630,670)	16,861,078

8.	LINE OF CREDIT

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2026, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those

18	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Funds. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Funds’ shares, the Funds’ NAV and, in turn the share prices of the Funds, could be negatively impacted.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
Large Cap Moderate Quarterly Laddered
Shares sold	1,240,000	$42,350,679	3,080,000	$95,616,359
Shares redeemed	(400,000)	(13,957,145)	(1,400,000)	(43,694,815)

	840,000	$28,393,534	1,680,000	$51,921,544

Large Cap Deep Quarterly Laddered
Shares sold	720,000	$23,726,199	9,080,000	$270,572,173
Shares redeemed	(4,360,000)	(139,720,527)	(3,880,000)	(119,118,014)

	(3,640,000)	$(115,994,328)	5,200,000	$151,454,159

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

As of January 31, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name
Large Cap Moderate Quarterly Laddered	1,064,500
Large Cap Deep Quarterly Laddered	455,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at blackrock.com.. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at blackrock.com..

A D D I T I O N A L I N F O R M A T I O N	21

Additional Information  (continued)

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

Princeton, NJ 08540

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	23

Additional Financial Information

Schedule of Investments (Unaudited)

January 31, 2026

Statement of Assets and Liabilities (Unaudited)

January 31, 2026

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

24

Schedule of Investments (unaudited) January 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)(b)	1,015,432	$491,042,607
Boeing Co. (The)(b)	10,076,509	2,355,081,684
GE Aerospace	13,573,646	4,164,258,856
General Dynamics Corp.	3,262,527	1,145,440,604
Howmet Aerospace, Inc.	5,173,843	1,076,573,252
Huntington Ingalls Industries, Inc.	504,557	212,171,264
L3Harris Technologies, Inc.	2,407,038	825,252,978
Lockheed Martin Corp.	2,620,369	1,661,890,427
Northrop Grumman Corp.	1,726,354	1,195,085,820
RTX Corp.	17,253,426	3,466,730,886
Textron, Inc.(a)	2,268,303	199,746,762
TransDigm Group, Inc.	724,479	1,034,222,752

		17,827,497,892

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,520,218	296,366,499
Expeditors International of Washington, Inc.	1,724,610	276,868,889
FedEx Corp.	2,793,430	900,182,818
United Parcel Service, Inc., Class B	9,509,525	1,010,101,746

		2,483,519,952

Automobile Components — 0.0%
Aptiv plc(a)(b)	2,777,829	210,420,547

Automobiles — 2.3%
Ford Motor Co.	50,361,898	699,023,144
General Motors Co.	12,004,329	1,008,363,636
Tesla, Inc.(b)	36,159,119	15,563,246,409

		17,270,633,189

Banks — 3.6%
Bank of America Corp.	86,452,918	4,599,295,237
Citigroup, Inc.	23,025,202	2,664,246,123
Citizens Financial Group, Inc.	5,526,742	348,074,211
Fifth Third Bancorp.	11,569,637	581,027,170
Huntington Bancshares, Inc.	26,160,013	457,277,027
JPMorgan Chase & Co.	35,030,828	10,715,579,977
KeyCorp.	11,954,392	257,258,516
M&T Bank Corp.	1,977,742	438,208,295
PNC Financial Services Group, Inc. (The)	5,046,389	1,126,858,664
Regions Financial Corp.	11,283,892	321,590,922
Truist Financial Corp.	16,461,692	846,460,203
US Bancorp	20,002,890	1,122,362,158
Wells Fargo & Co.	40,394,630	3,655,310,069

		27,133,548,572

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	2,267,216	62,053,702
Coca-Cola Co. (The)	49,818,876	3,726,950,113
Constellation Brands, Inc., Class A	1,814,059	284,263,045
Keurig Dr Pepper, Inc.	17,482,612	479,722,873
Molson Coors Beverage Co., Class B	2,175,415	104,506,937
Monster Beverage Corp.(b)	9,177,979	741,213,584
PepsiCo, Inc.	17,595,325	2,703,169,780

		8,101,880,034

Biotechnology — 1.7%
AbbVie, Inc.	22,743,216	5,071,964,600
Amgen, Inc.	6,929,327	2,368,998,315
Biogen, Inc.(a)(b)	1,887,808	339,597,781
Gilead Sciences, Inc.	15,965,430	2,266,292,789
Incyte Corp.(a)(b)	2,122,538	212,402,378
Moderna, Inc.(a)(b)	4,469,918	196,989,286
Regeneron Pharmaceuticals, Inc.	1,296,893	961,581,315

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)(b)	3,264,916	$1,534,184,028

		12,952,010,492

Broadline Retail — 4.0%
Amazon.com, Inc.(b)	125,183,865	29,956,498,895
eBay, Inc.	5,816,452	530,576,751

		30,487,075,646

Building Products — 0.5%
A O Smith Corp.	1,457,488	107,110,793
Allegion plc	1,107,076	183,099,300
Builders FirstSource, Inc.(a)(b)	1,421,750	162,648,200
Carrier Global Corp.	10,187,528	606,972,918
Johnson Controls International plc	7,864,257	937,891,290
Lennox International, Inc.(a)	411,575	203,762,551
Masco Corp.	2,670,082	176,465,719
Trane Technologies plc	2,853,408	1,200,086,337

		3,578,037,108

Capital Markets — 3.5%
Ameriprise Financial, Inc.	1,203,703	634,580,185
Ares Management Corp., Class A	2,650,972	396,770,979
Bank of New York Mellon Corp. (The)	8,973,688	1,076,124,665
BlackRock, Inc.(c)	1,856,759	2,077,601,916
Blackstone, Inc., Class A	9,502,599	1,353,360,150
CBOE Global Markets, Inc.	1,346,596	356,928,736
Charles Schwab Corp. (The)	21,494,160	2,233,673,107
CME Group, Inc., Class A	4,640,267	1,341,315,579
Coinbase Global, Inc., Class A(a)(b)	2,933,172	571,205,915
FactSet Research Systems, Inc	481,489	122,471,542
Franklin Resources, Inc.	3,943,575	104,977,967
Goldman Sachs Group, Inc. (The)	3,859,558	3,610,269,149
Interactive Brokers Group, Inc., Class A	5,731,055	429,141,398
Intercontinental Exchange, Inc.	7,337,210	1,275,060,354
Invesco Ltd.	5,733,189	156,458,728
KKR & Co., Inc.	8,832,027	1,009,147,405
Moody’s Corp.	1,974,310	1,017,875,264
Morgan Stanley	15,543,261	2,841,308,111
MSCI, Inc.	965,935	588,466,921
Nasdaq, Inc.	5,798,803	561,846,023
Northern Trust Corp.	2,433,621	363,655,986
Raymond James Financial, Inc.	2,268,791	376,301,675
Robinhood Markets, Inc., Class A(b)	10,119,053	1,006,643,392
S&P Global, Inc.	3,989,160	2,105,438,756
State Street Corp.	3,594,254	470,344,078
T. Rowe Price Group, Inc.	2,805,611	296,496,970

		26,377,464,951

Chemicals — 1.0%
Air Products & Chemicals, Inc.	2,863,883	780,408,117
Albemarle Corp.	1,514,575	258,431,932
CF Industries Holdings, Inc.	2,005,146	186,939,762
Corteva, Inc.	8,695,503	633,032,618
Dow, Inc.	9,146,358	251,982,163
DuPont de Nemours, Inc.	5,391,487	236,794,109
Ecolab, Inc.	3,280,282	925,006,721
International Flavors & Fragrances, Inc.	3,294,825	230,011,733
Linde plc	6,008,829	2,745,854,588
LyondellBasell Industries NV, Class A	3,313,544	162,363,656
Mosaic Co. (The)	4,084,477	112,323,118
PPG Industries, Inc.	2,887,636	333,897,351
Sherwin-Williams Co. (The)	2,966,676	1,052,101,977

		7,909,147,845

Commercial Services & Supplies — 0.5%
Cintas Corp.	4,395,643	841,282,114
Copart, Inc.(a)(b)	11,458,018	464,966,370

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	2,589,320	$556,936,839
Rollins, Inc.	3,773,756	239,029,705
Veralto Corp.	3,195,150	316,255,947
Waste Management, Inc.	4,769,476	1,059,968,346

		3,478,439,321

Communications Equipment — 0.9%
Arista Networks, Inc.(a)(b)	13,287,966	1,883,436,301
Cisco Systems, Inc.	50,710,363	3,971,635,630
F5, Inc.(a)(b)	742,349	204,598,808
Motorola Solutions, Inc.	2,143,264	862,749,490

		6,922,420,229

Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	452,884	517,238,816
EMCOR Group, Inc.(a)	576,057	415,181,562
Quanta Services, Inc.	1,918,861	910,748,996

		1,843,169,374

Construction Materials — 0.3%
CRH plc	8,625,236	1,055,815,139
Martin Marietta Materials, Inc.	776,040	505,939,278
Vulcan Materials Co.(a)	1,700,292	511,005,757

		2,072,760,174

Consumer Finance — 0.6%
American Express Co.	6,914,178	2,434,966,066
Capital One Financial Corp.	8,180,809	1,791,024,515
Synchrony Financial	4,634,791	336,624,870

		4,562,615,451

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	5,702,947	5,362,195,917
Dollar General Corp.	2,832,393	406,250,128
Dollar Tree, Inc.(a)(b)	2,440,989	287,035,897
Kroger Co. (The)	7,845,337	493,079,430
Sysco Corp.	6,162,117	516,693,510
Target Corp.	5,847,341	616,719,055
Walmart, Inc.	56,428,270	6,722,864,088

		14,404,838,025

Containers & Packaging — 0.2%
Amcor plc	5,959,649	263,714,460
Avery Dennison Corp.	993,689	184,339,246
Ball Corp.	3,444,997	195,916,979
International Paper Co.	6,794,946	273,972,223
Packaging Corp. of America	1,150,044	255,942,292
Smurfit WestRock plc	6,719,624	279,737,947

		1,453,623,147

Distributors — 0.0%
Genuine Parts Co.	1,790,110	248,807,389
Pool Corp.	421,691	107,147,466

		355,954,855

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	91,229,014	2,391,112,457
Comcast Corp., Class A	46,769,106	1,391,380,903
Verizon Communications, Inc.	54,258,142	2,415,572,482

		6,198,065,842

Electric Utilities — 1.5%
Alliant Energy Corp.	3,307,835	218,019,405
American Electric Power Co., Inc.	6,887,953	825,004,570
Constellation Energy Corp.	4,018,645	1,127,953,279
Duke Energy Corp.	10,007,166	1,214,369,594
Edison International	4,951,547	308,382,347
Entergy Corp.	5,746,931	551,073,214

Security	Shares	Value

Electric Utilities (continued)
Evergy, Inc.	2,962,799	$227,335,567
Eversource Energy	4,828,025	333,761,368
Exelon Corp.	13,000,700	582,171,346
FirstEnergy Corp.	6,690,210	316,714,541
NextEra Energy, Inc.	26,799,610	2,355,685,719
NRG Energy, Inc.	2,466,063	376,395,196
PG&E Corp.	28,283,310	436,128,640
Pinnacle West Capital Corp.	1,540,205	144,101,580
PPL Corp.	9,519,151	345,069,224
Southern Co. (The)	14,169,328	1,265,462,684
Xcel Energy, Inc.	7,612,105	578,976,706

		11,206,604,980

Electrical Equipment — 0.9%
AMETEK, Inc.	2,962,339	663,504,689
Eaton Corp. plc	4,998,037	1,756,410,163
Emerson Electric Co.	7,229,412	1,062,434,388
GE Vernova, Inc.	3,491,431	2,536,070,735
Generac Holdings, Inc.(a)(b)	755,154	126,896,078
Hubbell, Inc.	683,883	333,693,871
Rockwell Automation, Inc.	1,444,782	609,192,330

		7,088,202,254

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	15,751,499	2,269,475,976
CDW Corp.	1,675,714	211,793,492
Corning, Inc.	10,039,793	1,036,608,627
Jabil, Inc.(a)	1,374,794	326,087,389
Keysight Technologies, Inc.(b)	2,211,476	478,408,603
TE Connectivity plc	3,785,706	843,379,583
Teledyne Technologies, Inc.(a)(b)	604,167	374,764,790
Zebra Technologies Corp., Class A(a)(b)	651,177	153,013,572

		5,693,532,032

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	12,698,081	711,600,459
Halliburton Co.	10,830,286	363,031,187
SLB Ltd	19,224,241	930,068,780

		2,004,700,426

Entertainment — 1.3%
Electronic Arts, Inc.	2,888,465	589,015,783
Live Nation Entertainment, Inc.(a)(b)	2,031,920	295,542,764
Netflix, Inc.(a)(b)	54,527,056	4,552,463,905
Take-Two Interactive Software, Inc.(a)(b)	2,235,132	492,399,580
TKO Group Holdings, Inc., Class A	852,190	172,636,650
Walt Disney Co. (The)	22,973,597	2,591,421,742
Warner Bros Discovery, Inc.(b)	31,887,271	878,175,443

		9,571,655,867

Financial Services — 3.6%
Apollo Global Management, Inc.	5,975,249	803,910,000
Berkshire Hathaway, Inc., Class B(a)(b)	23,597,002	11,339,067,371
Block, Inc., Class A(a)(b)	7,047,524	425,881,875
Corpay, Inc.(a)(b)	900,241	283,242,826
Fidelity National Information Services, Inc.	6,663,856	368,178,044
Fiserv, Inc.(a)(b)	6,921,243	441,090,816
Global Payments, Inc.	3,046,970	218,589,628
Jack Henry & Associates, Inc.	930,491	166,753,292
Mastercard, Inc., Class A	10,551,454	5,685,017,901
PayPal Holdings, Inc.	12,040,226	634,399,508
Visa, Inc., Class A(a)	21,716,896	6,989,148,640

		27,355,279,901

Food Products — 0.5%
Archer-Daniels-Midland Co.	6,184,109	416,252,377
Bunge Global SA	1,740,028	198,154,389

26	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Campbell’s Co. (The)	2,533,174	$70,878,208
Conagra Brands, Inc.	6,157,719	113,979,379
General Mills, Inc.	6,864,148	317,535,486
Hershey Co. (The)	1,906,728	371,335,278
Hormel Foods Corp.	3,753,547	92,374,792
J M Smucker Co. (The)	1,372,864	143,958,519
Kraft Heinz Co. (The)	10,966,753	260,350,716
Lamb Weston Holdings, Inc.	1,788,753	82,157,425
McCormick & Co., Inc. (Non-Voting), NVS	3,258,761	201,489,193
Mondelez International, Inc., Class A	16,604,699	970,876,751
Tyson Foods, Inc., Class A	3,642,404	237,958,253

		3,477,300,766

Gas Utilities — 0.0%
Atmos Energy Corp.	2,065,671	343,603,714

Ground Transportation — 0.8%
CSX Corp.	23,962,500	904,824,000
JB Hunt Transport Services, Inc.	967,002	196,030,645
Norfolk Southern Corp.	2,887,469	840,946,472
Old Dominion Freight Line, Inc.(a)	2,367,854	410,112,313
Uber Technologies, Inc.(b)	26,738,095	2,140,384,505
Union Pacific Corp.	7,632,965	1,794,510,071

		6,286,808,006

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	22,376,294	2,445,728,934
Align Technology, Inc.(a)(b)	857,806	139,848,112
Baxter International, Inc.(a)	6,614,999	132,763,030
Becton Dickinson & Co.	3,688,407	750,517,056
Boston Scientific Corp.(b)	19,076,480	1,784,223,174
Cooper Cos., Inc. (The)(a)(b)	2,558,906	208,243,770
Dexcom, Inc.(b)	5,018,833	366,575,562
Edwards Lifesciences Corp.(a)(b)	7,467,452	607,551,895
GE HealthCare Technologies, Inc.(a)	5,861,773	462,904,214
Hologic, Inc.(b)	2,864,051	214,603,342
IDEXX Laboratories, Inc.(a)(b)	1,027,553	688,933,184
Insulet Corp.(b)	904,521	231,385,517
Intuitive Surgical, Inc.(a)(b)	4,561,744	2,300,122,560
Medtronic plc	16,505,059	1,699,360,875
ResMed, Inc.	1,878,322	485,189,356
Solventum Corp.(a)(b)	1,897,394	146,042,416
STERIS plc	1,262,973	331,656,710
Stryker Corp.	4,429,018	1,636,787,892
Zimmer Biomet Holdings, Inc.	2,550,264	222,051,487

		14,854,489,086

Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	3,057,441	656,982,922
Cencora, Inc.	2,494,867	896,206,124
Centene Corp.(b)	6,008,740	260,298,617
Cigna Group (The)	3,437,447	942,238,597
CVS Health Corp.	16,335,396	1,217,313,710
DaVita, Inc.(a)(b)	453,723	49,610,073
Elevance Health, Inc.	2,859,834	988,759,007
HCA Healthcare, Inc.	2,055,512	1,003,644,844
Henry Schein, Inc.(a)(b)	1,286,288	97,089,018
Humana, Inc.	1,547,698	302,110,650
Labcorp Holdings, Inc.	1,066,766	289,648,304
McKesson Corp.	1,588,289	1,320,201,700
Molina Healthcare, Inc.(b)	660,773	118,668,223
Quest Diagnostics, Inc.	1,431,492	267,731,949
UnitedHealth Group, Inc	11,656,597	3,344,627,377
Universal Health Services, Inc., Class B	710,108	142,916,336

		11,898,047,451

Security	Shares	Value

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,004,066	$109,502,166
Healthpeak Properties, Inc.	8,932,109	153,989,559
Ventas, Inc.	6,044,664	469,489,053
Welltower, Inc.	8,831,850	1,663,567,266

		2,396,548,044

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	8,218,768	152,293,771

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(b)	5,472,810	708,017,430
Booking Holdings, Inc.	414,800	2,074,763,232
Carnival Corp.(b)	13,972,547	419,455,861
Chipotle Mexican Grill, Inc.(b)	17,015,435	661,389,958
Darden Restaurants, Inc.	1,496,761	298,379,305
Domino’s Pizza, Inc.	400,900	164,501,297
DoorDash, Inc., Class A(a)(b)	4,810,536	984,331,876
Expedia Group, Inc.	1,505,694	398,767,999
Hilton Worldwide Holdings, Inc.	2,991,041	892,855,649
Las Vegas Sands Corp.	3,915,300	206,453,769
Marriott International, Inc., Class A	2,866,173	903,704,347
McDonald’s Corp.	9,164,183	2,886,717,645
MGM Resorts International(a)(b)	2,639,665	88,534,364
Norwegian Cruise Line Holdings Ltd.(a)(b)	5,852,507	128,521,054
Royal Caribbean Cruises Ltd.	3,263,685	1,059,555,335
Starbucks Corp.	14,629,950	1,345,223,903
Wynn Resorts Ltd.(a)	1,084,442	116,523,293
Yum! Brands, Inc.	3,572,905	555,586,728

		13,893,283,045

Household Durables — 0.2%
DR Horton, Inc.	3,524,126	524,530,914
Garmin Ltd.	2,104,031	424,256,811
Lennar Corp., Class A	2,776,379	303,597,043
NVR, Inc.(b)	36,542	279,024,846
PulteGroup, Inc.	2,508,247	313,756,617

		1,845,166,231

Household Products — 0.8%
Church & Dwight Co., Inc.	3,090,047	297,417,024
Clorox Co. (The)	1,573,341	177,457,131
Colgate-Palmolive Co.	10,372,659	936,547,381
Kimberly-Clark Corp.	4,270,440	427,001,296
Procter & Gamble Co. (The)	30,069,759	4,563,687,323

		6,402,110,155

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	9,164,870	134,265,346
Vistra Corp.	4,098,483	648,994,783

		783,260,129

Industrial Conglomerates — 0.4%
3M Co	6,835,961	1,046,995,787
Honeywell International, Inc.	8,169,895	1,858,814,510

		2,905,810,297

Industrial REITs — 0.2%
Prologis, Inc	11,952,914	1,560,572,452

Insurance — 1.7%
Aflac, Inc.	6,070,005	673,467,055
Allstate Corp. (The)	3,367,397	670,078,329
American International Group, Inc.	6,943,427	519,923,814
Aon plc, Class A	2,765,852	967,052,493
Arch Capital Group Ltd.(b)	4,646,693	446,268,396
Arthur J Gallagher & Co.	3,304,634	824,076,580
Assurant, Inc.	643,862	153,322,858
Brown & Brown, Inc	3,778,419	272,424,010

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Chubb Ltd.	4,709,821	$1,457,972,189
Cincinnati Financial Corp.	2,009,096	323,243,455
Erie Indemnity Co., Class A, NVS	327,391	92,654,927
Everest Group Ltd.	540,239	178,970,376
Globe Life, Inc.	1,023,272	143,483,200
Hartford Insurance Group, Inc. (The)	3,585,748	484,291,125
Loews Corp.	2,185,335	230,705,816
Marsh & McLennan Cos., Inc.	6,304,284	1,186,403,206
MetLife, Inc.	7,122,207	561,799,688
Principal Financial Group, Inc.	2,570,034	243,433,620
Progressive Corp. (The)	7,545,923	1,569,551,984
Prudential Financial, Inc.	4,503,906	500,428,996
Travelers Cos., Inc. (The)	2,870,424	816,664,332
Willis Towers Watson plc	1,232,125	391,162,724
WR Berkley Corp.(a)	3,863,255	264,942,028

		12,972,321,201

Interactive Media & Services — 8.6%
Alphabet, Inc., Class A	74,867,639	25,305,261,982
Alphabet, Inc., Class C, NVS	59,837,748	20,256,872,830
Match Group, Inc.	3,034,759	94,532,743
Meta Platforms, Inc., Class A(a)	28,025,695	20,080,410,468

		65,737,078,023

IT Services — 0.9%
Accenture plc, Class A	7,980,132	2,103,882,001
Akamai Technologies, Inc.(b)	1,849,452	179,674,262
Cognizant Technology Solutions Corp., Class A.	6,210,816	509,659,561
EPAM Systems, Inc.(a)(b)	710,224	148,152,726
Gartner, Inc.(a)(b)	927,707	194,456,664
GoDaddy, Inc., Class A(b)	1,737,296	174,632,994
International Business Machines Corp.	12,028,442	3,689,123,162
VeriSign, Inc.	1,073,606	262,206,793

		7,261,788,163

Leisure Products — 0.0%
Hasbro, Inc.	1,715,602	153,220,415

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	3,648,163	488,306,617
Bio-Techne Corp.(a)	2,014,792	129,128,019
Charles River Laboratories International, Inc.(a)(b)	632,787	133,189,008
Danaher Corp.	8,089,673	1,770,748,523
IQVIA Holdings, Inc.(a)(b)	2,191,479	504,368,892
Mettler-Toledo International, Inc.(a)(b)	262,875	360,990,465
Revvity, Inc.(a)	1,457,540	158,580,352
Thermo Fisher Scientific, Inc.(a)	4,834,723	2,797,419,075
Waters Corp.(a)(b)	765,606	283,825,456
West Pharmaceutical Services, Inc.	925,781	213,966,505

		6,840,522,912

Machinery — 1.7%
Caterpillar, Inc.	6,022,106	3,958,691,600
Cummins, Inc.	1,776,293	1,028,153,914
Deere & Co.	3,235,162	1,708,165,536
Dover Corp.	1,764,918	355,613,328
Fortive Corp.(a)	4,087,680	215,870,381
IDEX Corp.	962,161	191,037,067
Illinois Tool Works, Inc.	3,397,098	887,525,823
Ingersoll Rand, Inc.(a)	4,626,785	398,319,921
Nordson Corp.	689,117	189,183,290
Otis Worldwide Corp.	5,014,977	428,379,335
PACCAR, Inc.	6,758,469	830,683,425
Parker-Hannifin Corp.	1,623,815	1,519,631,030
Pentair plc	2,107,619	222,079,814
Snap-on, Inc.	668,658	244,802,380
Stanley Black & Decker, Inc.	1,990,677	156,586,653

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	2,199,923	$506,290,279
Xylem, Inc.	3,133,016	431,948,916

		13,272,962,692

Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	1,131,331	233,189,946
Fox Corp., Class A, NVS	2,678,525	194,943,049
Fox Corp., Class B	1,910,477	125,269,977
News Corp., Class A, NVS	4,836,656	130,734,812
News Corp., Class B(a)	1,601,821	49,816,633
Omnicom Group, Inc.	4,104,736	316,228,861
Paramount Skydance Corp., Class B, NVS(a)	3,999,227	44,831,335
Trade Desk, Inc. (The), Class A(b)	5,660,247	171,675,292

		1,266,689,905

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	18,477,968	1,112,928,013
Newmont Corp.	14,042,672	1,577,694,199
Nucor Corp.	2,945,026	523,390,021
Steel Dynamics, Inc.	1,766,459	317,203,042

		3,531,215,275

Multi-Utilities — 0.6%
Ameren Corp.	3,480,801	359,497,127
CenterPoint Energy, Inc.	8,401,294	333,447,359
CMS Energy Corp	3,916,076	279,960,273
Consolidated Edison, Inc.	4,644,624	495,256,257
Dominion Energy, Inc.	10,988,381	661,170,885
DTE Energy Co.	2,672,509	359,131,760
NiSource, Inc.	6,140,690	271,971,160
Public Service Enterprise Group, Inc.	6,423,256	529,019,364
Sempra	8,398,903	730,788,550
WEC Energy Group, Inc.	4,185,968	463,261,079

		4,483,503,814

Office REITs — 0.0%
BXP, Inc.	1,896,988	122,678,214

Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	4,559,453	120,415,154
Chevron Corp.	24,355,969	4,308,570,832
ConocoPhillips	15,901,575	1,657,421,162
Coterra Energy, Inc.	9,809,273	282,997,526
Devon Energy Corp.	8,072,276	324,586,218
Diamondback Energy, Inc.	2,396,615	392,925,029
EOG Resources, Inc.	6,982,293	782,924,514
EQT Corp.	8,030,671	463,610,637
Expand Energy Corp.	3,064,831	344,517,653
Exxon Mobil Corp.	54,267,665	7,673,447,831
Kinder Morgan, Inc.	25,193,376	768,146,034
Marathon Petroleum Corp.	3,868,236	681,544,501
Occidental Petroleum Corp.	9,254,893	420,079,593
ONEOK, Inc.	8,094,731	641,021,748
Phillips 66	5,184,910	744,345,680
Targa Resources Corp.	2,762,304	555,167,858
Texas Pacific Land Corp.(a)	745,168	259,586,724
Valero Energy Corp.	3,924,943	712,102,409
Williams Cos., Inc. (The)	15,714,982	1,056,989,689

		22,190,400,792

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	8,346,845	549,973,617
Southwest Airlines Co.	6,654,882	316,239,993
United Airlines Holdings, Inc.(b)	4,165,941	426,259,083

		1,292,472,693

28	2 0 2 6 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,163,711	$364,712,604
Kenvue, Inc.	24,668,585	429,233,379

		793,945,983

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	26,196,652	1,442,125,693
Eli Lilly & Co.	10,218,980	10,598,615,107
Johnson & Johnson	31,003,483	7,045,541,512
Merck & Co., Inc.	31,939,380	3,521,955,433
Pfizer, Inc.	73,165,280	1,934,490,003
Viatris, Inc.	14,806,254	193,813,865
Zoetis, Inc., Class A	5,670,969	707,850,350

		25,444,391,963

Professional Services — 0.5%
Automatic Data Processing, Inc.	5,204,575	1,284,593,202
Broadridge Financial Solutions, Inc.	1,502,082	296,075,383
Dayforce, Inc.(b)	2,059,358	142,651,729
Equifax, Inc.	1,575,011	317,207,215
Jacobs Solutions, Inc	1,536,840	207,872,978
Leidos Holdings, Inc.	1,645,280	309,773,318
Paychex, Inc.	4,168,709	429,918,959
Paycom Software, Inc.(a)	628,109	84,637,688
Verisk Analytics, Inc.	1,793,504	390,015,380

		3,462,745,852

Real Estate Management & Development — 0.1%(a)(b)
CBRE Group, Inc., Class A	3,772,143	642,509,117
CoStar Group, Inc.	5,453,877	335,413,436

		977,922,553

Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,819,891	323,340,034
Camden Property Trust	1,372,103	149,627,832
Equity Residential	4,455,399	277,660,466
Essex Property Trust, Inc.	828,668	208,716,609
Invitation Homes, Inc.	7,250,093	193,794,986
Mid-America Apartment Communities, Inc.	1,506,630	202,340,409
UDR, Inc.	3,874,189	143,926,121

		1,499,406,457

Retail REITs — 0.3%
Federal Realty Investment Trust	1,009,345	102,105,340
Kimco Realty Corp.	8,705,194	183,505,490
Realty Income Corp.	11,837,608	723,988,105
Regency Centers Corp.	2,116,173	154,205,527
Simon Property Group, Inc.	4,201,007	803,694,649

		1,967,499,111

Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.(b)	20,950,097	4,959,516,463
Analog Devices, Inc.	6,330,623	1,968,064,078
Applied Materials, Inc.	10,251,416	3,304,236,405
Broadcom, Inc.	60,768,724	20,132,678,261
First Solar, Inc.(a)(b)	1,380,876	311,415,156
Intel Corp.(b)	57,698,788	2,681,262,678
KLA Corp.	1,690,793	2,414,350,957
Lam Research Corp.	16,162,959	3,773,404,408
Microchip Technology, Inc.	6,954,622	527,994,902
Micron Technology, Inc.	14,444,195	5,992,607,622
Monolithic Power Systems, Inc.(a)	616,480	693,015,992
NVIDIA Corp.	312,699,202	59,766,198,477
NXP Semiconductors NV	3,235,378	731,648,381
ON Semiconductor Corp.(a)(b)	5,177,903	310,104,611
Qnity Electronics, Inc.	2,695,041	259,209,043
QUALCOMM, Inc.	13,781,918	2,089,200,950
Skyworks Solutions, Inc.	1,913,257	106,683,210

Security	Sha res	Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	2,015,287	$485,784,931
Texas Instruments, Inc.	11,692,404	2,520,297,682

		113,027,674,207

Software — 8.8%
Adobe, Inc.(b)	5,386,668	1,579,640,391
AppLovin Corp., Class A(a)(b)	3,483,247	1,647,958,988
Autodesk, Inc.(b)	2,740,955	693,105,291
Cadence Design Systems, Inc.(a)(b)	3,502,754	1,038,076,175
Crowdstrike Holdings, Inc., Class A(a)(b)	3,229,366	1,425,458,299
Datadog, Inc., Class A(a)(b)	4,187,882	541,576,900
Fair Isaac Corp.(a)(b)	305,098	446,410,241
Fortinet, Inc.(a)(b)	8,134,060	660,973,716
Gen Digital, Inc.	7,221,821	173,251,486
Intuit, Inc.	3,587,740	1,789,995,241
Microsoft Corp.	95,641,932	41,153,766,920
Oracle Corp.	21,644,043	3,562,176,597
Palantir Technologies, Inc., Class A(b)	29,395,452	4,309,079,309
Palo Alto Networks, Inc.(a)(b)	8,801,685	1,557,634,195
PTC, Inc.(a)(b)	1,541,529	240,678,923
Roper Technologies, Inc.	1,385,105	514,192,529
Salesforce, Inc.	12,250,610	2,600,681,997
ServiceNow, Inc.(b)	13,349,691	1,562,047,344
Synopsys, Inc.(b)	2,390,280	1,111,755,082
Trimble, Inc.(b)	3,062,177	207,003,165
Tyler Technologies, Inc.(a)(b)	553,766	204,561,160
Workday, Inc., Class A(a)(b)	2,792,419	490,432,549

		67,510,456,498

Specialized REITs — 0.7%
American Tower Corp.	6,024,253	1,080,028,078
Crown Castle, Inc.	5,603,875	486,472,389
Digital Realty Trust, Inc.	4,155,068	689,533,535
Equinix, Inc.	1,263,474	1,037,223,711
Extra Space Storage, Inc.	2,731,264	376,832,494
Iron Mountain, Inc.	3,803,726	350,437,276
Public Storage	2,032,107	561,247,632
SBA Communications Corp.	1,371,111	252,435,246
VICI Properties, Inc.	13,753,757	386,205,496
Weyerhaeuser Co.	9,275,005	239,109,629

		5,459,525,486

Specialty Retail — 1.8%
AutoZone, Inc.(a)(b)	214,045	792,884,753
Best Buy Co., Inc.	2,511,898	163,524,560
Carvana Co., Class A(a)(b)	1,819,879	729,971,666
Home Depot, Inc. (The)	12,808,915	4,798,091,470
Lowe’s Cos., Inc.	7,216,854	1,927,333,029
O’Reilly Automotive, Inc.(a)(b)	10,862,177	1,068,946,839
Ross Stores, Inc.	4,185,094	789,517,983
TJX Cos., Inc. (The)	14,321,613	2,145,520,843
Tractor Supply Co.	6,799,651	345,966,243
Ulta Beauty, Inc.(b)	577,134	373,613,466
Williams-Sonoma, Inc.	1,567,222	320,731,982

		13,456,102,834

Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	190,146,234	49,339,144,798
Dell Technologies, Inc., Class C	3,878,439	443,848,559
Hewlett Packard Enterprise Co.	16,979,063	365,389,436
HP, Inc.	12,028,916	233,842,127
NetApp, Inc.	2,572,214	247,832,819
Sandisk Corp.(b)	1,791,578	1,032,396,823
Seagate Technology Holdings plc	2,803,625	1,143,009,876
Super Micro Computer, Inc.(a)(b)	6,452,863	187,842,842

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2026	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(a)	4,399,654	$1,100,925,420

		54,094,232,700

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(b)	1,873,640	223,600,198
Lululemon Athletica, Inc.(a)(b)	1,388,641	242,317,854
NIKE, Inc., Class B	15,304,439	945,967,374
Ralph Lauren Corp., Class A	498,236	176,081,585
Tapestry, Inc.	2,633,502	334,217,739

		1,922,184,750

Tobacco — 0.6%
Altria Group, Inc.	21,601,629	1,339,084,982
Philip Morris International, Inc.	20,031,257	3,594,408,756

		4,933,493,738

Trading Companies & Distributors — 0.2%
Fastenal Co.	14,773,238	640,567,600
United Rentals, Inc.	818,803	640,353,074
WW Grainger, Inc.	562,935	607,936,024

		1,888,856,698

Water Utilities — 0.0%
American Water Works Co., Inc.	2,510,908	324,233,550

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	6,189,094	1,220,551,228

Total Long-Term Investments — 99.8% (Cost: $695,783,856,012)		762,450,468,960

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%(c)(d)
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%	1,987,072,251	$1,988,065,787
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)	839,799,349	839,799,349

Total Short-Term Securities — 0.4% (Cost: $2,826,956,452)		2,827,865,136

Total Investments — 100.2% (Cost: $698,610,812,464)		765,278,334,096

Liabilities in Excess of Other Assets — (0.2)%		(1,703,879,852)

Net Assets — 100.0%		$763,574,454,244

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	3,129	03/20/26	$1,089,792	$8,374,073

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$762,450,468,960	$—	$—	$762,450,468,960
Short-Term Securities
Money Market Funds	2,827,865,136	—	—	2,827,865,136

	$765,278,334,096	$—	$—	$765,278,334,096

Derivative Financial Instruments(a)
Assets
Equity contracts	$8,374,073	$—	$—	$8,374,073

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Statement of Assets and Liabilities (unaudited)

January 31, 2026

iShares Core S&P 500 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$760,372,867,044
Investments, at value — affiliated(c)	4,905,467,052
Cash	56,627,273
Cash pledged:
Futures contracts	93,175,000
Receivables:
Securities lending income — affiliated	391,765
Capital shares sold	1,598,962
Dividends — unaffiliated	408,409,834
Dividends — affiliated	4,104,643

Total assets	765,842,641,573

LIABILITIES
Collateral on securities loaned	1,985,649,336
Payables:
Investments purchased	256,898,060
Capital shares redeemed	1,776,624
Investment advisory fees	18,838,824
Variation margin on futures contracts	5,024,485

Total liabilities	2,268,187,329

Commitments and contingent liabilities

NET ASSETS	$763,574,454,244

NET ASSETS CONSIST OF:
Paid-in capital	$613,913,528,397
Accumulated earnings	149,660,925,847

NET ASSETS	$763,574,454,244

NET ASSET VALUE
Shares outstanding	1,099,100,000

Net asset value	$694.73

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$693,921,798,944
(b) Securities loaned, at value	$1,898,063,206
(c) Investments, at cost — affiliated	$4,689,013,520

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	31

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International
Nasdaq	National Association of Securities Dealers Automated Quotations
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

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Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 23, 2026

By:	/s/Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: March 23, 2026

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